Employee benefit plans (Expected Benefit Payments Associated with Pension and Postretirement Benefit Plans) (Detail) ¥ in Millions	Mar. 31, 2018 JPY (¥)
Japan
Schedule of Pension Expected Future Benefit Payments [Line Items]
2019	¥ 72,756
2020	73,891
2021	74,890
2022	78,254
2023	82,433
from 2024 to 2028	429,821
Total	812,045
Foreign Plans
Schedule of Pension Expected Future Benefit Payments [Line Items]
2019	21,972
2020	23,700
2021	25,089
2022	26,724
2023	28,552
from 2024 to 2028	167,337
Total	¥ 293,374